Long-term debt - Convertible senior subordinated notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Jan. 01, 2018	Aug. 23, 2013
Disclosure of detailed information about borrowings [line items]
Principal	$ 479,535	$ 261,851
Deficit	(547,839)	(261,245)
Accumulated other comprehensive loss	(146,153)	$ (145,071)
Convertible senior subordinated notes
Disclosure of detailed information about borrowings [line items]
Unrealized (loss) gain on fair value of convertible notes	11,000
Interest paid	$ 8,000
Fixed interest rate | Convertible senior subordinated notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				3.25%
Principal | Convertible senior subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal				$ 259,000
Increase (decrease) due to changes in accounting policy required by IFRSs | Convertible senior subordinated notes | IFRS 9
Disclosure of detailed information about borrowings [line items]
Deficit			$ 11,000
Accumulated other comprehensive loss			$ (11,000)